INVESTMENTS IN UNCONSOLIDATED AFFILIATES (Tables)	9 Months Ended
Sep. 30, 2025
Equity Method Investments and Joint Ventures [Abstract]
Schedule Of Equity Method Investments	The following table presents sales to and purchases from investments in unconsolidated affiliates for the three and nine months ended September 30, 2025 and September 30, 2024:

	Three Months Ended		Nine Months Ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024

	(U.S. Dollars in thousands)
Sales	$42,747	$24,795	$96,076	$81,446
Purchases	48,488	44,688	129,897	120,587
The following tables presents amounts due from and to investments in unconsolidated affiliates as of September 30, 2025 and December 31, 2024:

	September 30, 2025	December 31, 2024

	(U.S. Dollars in thousands)
Amounts due from investments in unconsolidated affiliates presented within trade receivables	$17,384	$26,053
Amounts due from investments in unconsolidated affiliates presented within other receivables	10,367	2,374
Amounts due from investments in unconsolidated affiliates presented within other assets	13,268	8,132
Amounts due to investments in unconsolidated affiliates presented within accounts payable	(13,134)	(9,778)